Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 439,136.43
Previously Paid Amount	0.00
Total Fee Amount	60.65
Total Offset Amount	0.00
Net Fee	$ 60.65